Options (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2020
Stock based compensation expense components	$ 0	$ 12,884	$ 11,985	$ 78,865
Research and Development Expense
Stock based compensation expense components	0	10,525	9,719	63,930
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 0	$ 2,359	$ 2,266	$ 14,935